Capital disclosures	12 Months Ended
Aug. 31, 2020
Capital Disclosures
Capital disclosures

20.Capital disclosures

The Company’s objectives in managing capital are:

-	to safeguard the entity’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and
-	to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.

Capital is regarded as total equity, as recognized in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

The Company manages and adjusts its capital structure considering changes in economic conditions. To maintain or adjust its capital structure, the Company may issue debt or new shares. Financing decisions are generally made on a specific transaction basis and depend on such things as the Company’s needs, capital markets and economic conditions at the time of the transaction. Management reviews its capital management approach on an ongoing basis and believes that this approach is reasonable, given the size of the Company.

The Company does not have any externally imposed capital compliance requirements at August 31, 2020.